UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                                 --------------------

Check here if Amendment [ ]; Amendment
Number:
                                                -----------------
   This Amendment (Check only one.):  [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name: Harber Asset Management, LLC
      ------------------------------
       666 Fifth Avenue
      ------------------------------
       37th Floor
      ------------------------------
       New York, NY 10103
      ------------------------------


Form 13F File Number:
28-                        12251
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harold W. Berry III
       ---------------------
Title: Managing Member
       ---------------------
Phone: (212) 808-7430
       ---------------------

Signature, Place, and Date of Signing:

 /s/ Harold W. Berry III         New York, NY            November 14, 2007
-------------------------   -----------------------   -----------------------
       [Signature]               [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 Form 13F File Number           Name
 28-       06273                Graham Partners, L.P.


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1
                                          -------------------

Form 13F Information Table Entry Total:           67
                                          -------------------

Form 13F Information Table Value Total:         61,844
                                          -------------------
                                              (thousands)



List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
----------------------------  -----------   ---------- --------  -------------------  -----------  --------  --------------------
                                 TITLE                  VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER               OF CLASS      CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
----------------------------  -----------   ---------- --------  -------- ---  ------ ----------  --------   ----   ------   ----

                                SPONSORED   013904305      485    50000   SH           SHARED-      1                50000
ALCATEL-LUCENT                  ADR                                                    DEFINED
ANADARKO PETE CORP              COM         032511107    1,328    22500   SH           SHARED-      1                22500
                                                                                       DEFINED
BLACK & DECKER CORP             COM         091797100      922    10250   SH           SHARED-      1                10250
                                                                                       DEFINED
BALLANTYNE OMAHA INC            COM         058516105      570    95000   SH           SHARED-      1                95000
                                                                                       DEFINED
CITIGROUP INC                   COM         172967101      482    11500   SH           SHARED-      1                11500
                                                                                       DEFINED
CARRIER ACCESS CORP             COM         144460102      554   191701   SH           SHARED-      1               191701
                                                                                       DEFINED
CAL MAINE FOODS INC             COM NEW     128030202      239    10000   SH           SHARED-      1                10000
                                                                                       DEFINED
CHECK POINT SOFTWARE TECH LT    ORD         M22465104      568    22500   SH           SHARED-      1                22500
                                                                                       DEFINED
CLEARONE COMMUNICATIONS INC     COM         185060100    1,637   279850   SH           SHARED-      1               279850
                                                                                       DEFINED
COACTIVE MARKETING GROUP INC    COM         189875107      587   223297   SH           SHARED-      1               223297
                                                                                       DEFINED
CIRRUS LOGIC INC                COM         172755100    2,091   340000   SH           SHARED-      1               340000
                                                                                       DEFINED
CISCO SYS INC                   COM         17275R102      331    10000   SH           SHARED-      1                10000
                                                                                       DEFINED
DOW CHEM CO                     COM         260543103      450    10000   SH           SHARED-      1                10000
                                                                                       DEFINED
DATALINK CORP                   CL A        237934104      426   100000   SH           SHARED-      1               100000
                                                                                       DEFINED
HEARUSA INC                     COM NEW     422360305      160   100010   SH           SHARED-      1               100010
                                                                                       DEFINED
EBAY INC                        COM         278642103      361    10000   SH           SHARED-      1                10000
                                                                                       DEFINED
8X8 INC NEW                     COM         282914100      268   175000   SH           SHARED-      1               175000
                                                                                       DEFINED
FISERV INC                      COM         337738108      443     8000   SH           SHARED-      1                 8000
                                                                                       DEFINED
CORNING INC                     COM         219350105    1,274    52500   SH           SHARED-      1                52500
                                                                                       DEFINED
HOME DEPOT INC                  COM         437076102      394    12500   SH           SHARED-      1                12500
                                                                                       DEFINED
HOKU SCIENTIFIC INC             COM         434712105      179    20000   SH           SHARED-      1                20000
                                                                                       DEFINED
HORMEL FOODS CORP               COM         440452100      365    10000   SH           SHARED-      1                10000
                                                                                       DEFINED
HARRIS STRATEX NTWRKS           CL A        41457P106    1,912   100000   SH           SHARED-      1               100000
                                                                                       DEFINED
INTERNATIONAL BUSINESS MACHS    COM         459200101      290     2500   SH           SHARED-      1                 2500
                                                                                       DEFINED
INTEL CORP                      COM         458140100    1,614    60000   SH           SHARED-      1                60000
                                                                                       DEFINED
LIONBRIDGE TECHNOLOGIES INC     COM         536252109    2,884   620207   SH           SHARED-      1               620207
                                                                                       DEFINED
LOOKSMART LTD                   COM NEW     543442503      734   288007   SH           SHARED-      1               288007
                                                                                       DEFINED
LEXMARK INTL NEM                CLA         529771107      525    12500   SH           SHARED-      1                12500
                                                                                       DEFINED
MIPS TECHNOLOGIES INC           COM         604567107    1,146   145000   SH           SHARED-      1               145000
                                                                                       DEFINED
MKS INSTRUMENT INC              COM         55306N104    1,064    53000   SH           SHARED-      1                53000
                                                                                       DEFINED
MOVE INC COM                    COM         62458M108      381   150000   SH           SHARED-      1               150000
                                                                                       DEFINED
MICROSOFT CORP                  COM         594918104    4,325   117500   SH           SHARED-      1               117500
                                                                                       DEFINED
MAXIM INTEGRATED PRODS INC      COM         57772K101    1,558    57500   SH           SHARED-      1                57500
                                                                                       DEFINED
NETSCOUT SYS INC                COM         64115T104      773    50000   SH           SHARED-      1                50000
                                                                                       DEFINED
PETRO-CDA                       COM         71644E102      720    12500   SH           SHARED-      1                12500
                                                                                       DEFINED
PEGASYSTEMS INC                 COM         705573103    1,698   145000   SH           SHARED-      1               145000
                                                                                       DEFINED
PROCENTURY CORP                 COM         74268T108    1,159    78000   SH           SHARED-      1                78000
                                                                                       DEFINED
PANTRY INC                      COM         698657103    1,051    37500   SH           SHARED-      1                37500
                                                                                       DEFINED

                           FORM 13F INFORMATION TABLE


      COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
----------------------------  -----------   ---------- --------  -------------------  -----------  --------  --------------------
                                 TITLE                  VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER               OF CLASS      CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
----------------------------  -----------   ---------- --------  -------- ---  ------ ----------  --------   ----   ------   ----

QLOGIC CORP                     COM         747277101      388    25000   SH           SHARED-      1                25000
                                                                                       DEFINED
RENT A CTR INC NEM              COM         76009N100    2,232   139500   SH           SHARED-      1               139500
                                                                                       DEFINED
RF MICRODEVICES INC             COM         749941100      498    80000   SH           SHARED-      1                80000
                                                                                       DEFINED
REGIS CORP MINN                 COM         758932107    1,848    55000   SH           SHARED-      1                55000
                                                                                       DEFINED
SABA SOFTWARE INC               COM NEW     784932600    1,339   278920   SH           SHARED-      1               278920
                                                                                       DEFINED
SAGA COMMUNI INC                CL A        786598102      694    95000   SH           SHARED-      1                95000
                                                                                       DEFINED
                                SPONSORED   82706C108      450    18000   SH           SHARED-      1                18000
SILICON MOTION TECHNOLOGY CO    ADR                                                    DEFINED
SKECHERS U S A INC              CL A        830566105    1,972    80200   SH           SHARED-      1                80200
                                                                                       DEFINED
SELECTICA INC                   COM         816288104      190    97800   SH           SHARED-      1                97800
                                                                                       DEFINED
SONOCO PRODS CO                 COM         835495102      928    30000   SH           SHARED-      1                30000
                                                                                       DEFINED
STAR BUFFET INC                 COM         855086104      432    64853   SH           SHARED-      1                64853
                                                                                       DEFINED
SUMTOTAL SYS INC                COM         866615107    1,931   393200   SH           SHARED-      1               393200
                                                                                       DEFINED
SUPERTEX INC                    COM         868532102      274     7500   SH           SHARED-      1                 7500
                                                                                       DEFINED
SYMANTEC CORP                   COM         871503108      188    10000   SH           SHARED-      1                10000
                                                                                       DEFINED
SYNPLICITY INC                  COM         87160Y108      881   140300   SH           SHARED-      1               140300
                                                                                       DEFINED
3-D SYS CORP DEL                COM NEW     88554D205      328    15000   SH           SHARED-      1                15000
                                                                                       DEFINED
                                SPONSORED   874039100    2,183   205000   SH           SHARED-      1               205000
TAIWAN SEMICONDUCTOR MFG LTD    ADR                                                    DEFINED
TERRESTAR CORP                  COM         881451108      389    45000   SH           SHARED-      1                45000
                                                                                       DEFINED
                                SPONSORED   92855S101    1,178   200000   SH           SHARED-      1               200000
VIVO PARTICIPACOES S A          ADR PFD                                                DEFINED
                                SPONSORED   92857W209    1,178    30000   SH           SHARED-      1                30000
VODAFONE GROUP PLC NEW          ADR                                                    DEFINED
VISHAY INTERTECHNOLOGY INC      COM         928298108      630    50000   SH           SHARED-      1                50000
                                                                                       DEFINED
WEBSENSE INC                    COM         947684106      368    20000   SH           SHARED-      1                20000
                                                                                       DEFINED
WAL MART STORES INC             COM         931142103      633    14000   SH           SHARED-      1                14000
                                                                                       DEFINED
XILINX INC                      COM         983919101      244    10000   SH           SHARED-      1                10000
                                                                                       DEFINED
GSI GROUP INC CDA               COM         36229U102    2,187   232622   SH           SHARED-      1               232622
                                                                                       DEFINED
                                SPONSORED   46206P109      223    55000   SH           SHARED-      1                55000
IONA TECHNOLOGIES PLC           ADR                                                    DEFINED
MELLANOX TECHNOLOGIES LTD       SHS         M51363113    1,003    42500   SH           SHARED-      1                42500
                                                                                       DEFINED
NETWORK APPLIANCE INC           COM         64120L104      819    26000   SH           SHARED-      1                26000
                                                                                       DEFINED
PARTNER COMMUNICATIONS CO LT    ADR         70211M109      288    15000   SH           SHARED-      1                15000
                                                                                       DEFINED